Expense Example - TIFF Multi-Asset Fund - TIFF Multi-Asset Fund	Jul. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 232
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	$ 2,621